Description of Business	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

Warner Music Group Corp. (the “Company”) was formed on November 21, 2003. The Company is the direct parent of WMG Holdings Corp. (“Holdings”), which is the direct parent of WMG Acquisition Corp. (“Acquisition Corp.”). Acquisition Corp. is one of the world’s major music entertainment companies.

Acquisition of Warner Music Group by Access Industries

Pursuant to the Agreement and Plan of Merger, dated as of May 6, 2011 (the “Merger Agreement”), by and among the Company, AI Entertainment Holdings LLC (formerly Airplanes Music LLC), a Delaware limited liability company (“Parent”) and an affiliate of Access Industries, Inc. (“Access”), and Airplanes Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Parent (“Merger Sub”), on July 20, 2011 (the “Merger Closing Date”), Merger Sub merged with and into the Company with the Company surviving as a wholly owned subsidiary of Parent (the “Merger”). In connection with the Merger, the Company delisted its common stock from the New York Stock Exchange (the “NYSE”).

The Company continues to voluntarily file with the U.S. Securities and Exchange Commission (the “SEC”) current and periodic reports that would be required to be filed with the SEC pursuant to Section 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as provided for in certain covenants contained in the instruments covering its outstanding indebtedness. All of the Company’s common stock is owned by affiliates of Access.

On February 6, 2020, the Company filed a Form S-1 registration statement with the SEC for an initial public offering (“IPO”). The completion of the proposed IPO will depend on, among other things, the SEC review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed IPO will occur.

Recorded Music Operations

Our Recorded Music business primarily consists of the discovery and development of recording artists and the related marketing, promotion, distribution, sale and licensing of music created by such recording artists. We play an integral role in virtually all aspects of the recorded music value chain from discovering and developing talent to producing, distributing and selling music to marketing and promoting recording artists and their music.

In the United States, our Recorded Music business is conducted principally through our major record labels—Atlantic Records and Warner Records. In October 2018, we launched Elektra Music Group in the United States as a standalone label group, which comprises the Elektra, Fueled by Ramen and Roadrunner labels. Our Recorded Music business also includes Rhino Entertainment, a division that specializes in marketing our recorded music catalog through compilations, reissuances of previously released music and video titles and releasing previously unreleased material from our vault. We also conduct our Recorded Music business through a collection of additional record labels including Asylum, Big Beat, Canvasback, East West, Erato, FFRR, Nonesuch, Parlophone, Reprise, Sire, Spinnin’, Warner Classics and Warner Music Nashville.

Outside the United States, our Recorded Music business is conducted in more than 70 countries through various subsidiaries, affiliates and non-affiliated licensees. Internationally, we engage in the same activities as in the United States: discovering and signing artists and distributing, selling, marketing and promoting their music. In most cases, we also market, promote, distribute and sell the music of those recording artists for whom our domestic record labels have international rights. In certain smaller markets, we license the right to distribute and sell our music to non-affiliated third-party record labels.

Our Recorded Music business’ distribution operations include Warner-Elektra-Atlantic Corporation (“WEA Corp.”), which markets, distributes and sells music and video products to retailers and wholesale distributors; Alternative Distribution Alliance (“ADA”), which markets, distributes and sells the products of independent labels to retail and wholesale distributors; and various distribution centers and ventures operated internationally.

In addition to our music being sold in physical retail outlets, our music is also sold in physical form to online physical retailers, such as Amazon.com, barnesandnoble.com and bestbuy.com, and distributed in digital form to an expanded universe of digital partners, including streaming services such as those of Amazon, Apple, Deezer, SoundCloud, Spotify, Tencent Music Entertainment Group and YouTube, radio services such as iHeart Radio and SiriusXM and download services.

We have integrated the marketing of digital content into all aspects of our business, including artist and repertoire (“A&R”) and distribution. Our business development executives work closely with A&R departments to ensure that while music is being produced, digital assets are also created with all distribution channels in mind, including streaming services, social networking sites, online portals and music-centered destinations. We also work side-by-side with our online and mobile partners to test new concepts. We believe existing and new digital businesses will be a significant source of growth and will provide new opportunities to successfully monetize our assets and create new revenue streams. The proportion of digital revenues attributable to each distribution channel varies by region and proportions may change as the introduction of new technologies continues. As one of the world’s largest music entertainment companies, we believe we are well positioned to take advantage of growth in digital distribution and emerging technologies to maximize the value of our assets.

We have diversified our revenues beyond our traditional businesses by entering into expanded-rights deals with recording artists in order to partner with such artists in other aspects of their careers. Under these agreements, we provide services to and participate in recording artists’ activities outside the traditional recorded music business such as touring, merchandising and sponsorships. We have built and acquired artist services capabilities and platforms for marketing and distributing this broader set of music-related rights and participating more widely in the monetization of the artist brands we help create. We believe that entering into expanded-rights deals and enhancing our artist services capabilities in areas such as merchandising, VIP ticketing, fan clubs, concert promotion and management has permitted us to diversify revenue streams and capitalize on other revenue opportunities. This provides for improved long-term relationships with our recording artists and allows us to more effectively connect recording artists and fans.

Music Publishing Operations

While Recorded Music is focused on marketing, promoting, distributing and licensing a particular recording of a musical composition, Music Publishing is an intellectual property business focused on generating revenue from uses of the musical composition itself. In return for promoting, placing, marketing and administering the creative output of a songwriter, or engaging in those activities for other rightsholders, our Music Publishing business garners a share of the revenues generated from use of the musical compositions.

The operations of our Music Publishing business are conducted principally through Warner Chappell Music, our global music publishing company headquartered in Los Angeles with operations in over 70 countries through various subsidiaries, affiliates, and non-affiliated licensees and sub-publishers. We own or control rights to more than 1.4 million musical compositions, including numerous pop hits, American standards, folk songs and motion picture and theatrical compositions. Assembled over decades, our award-winning catalog includes over 80,000 songwriters and composers and a diverse range of genres including pop, rock, jazz, classical, country, R&B, hip-hop, rap, reggae, Latin, folk, blues, symphonic, soul, Broadway, techno, alternative and gospel. Warner Chappell Music also administers the music and soundtracks of several third-party television and film producers and studios. We have an extensive production music catalog collectively branded as Warner Chappell Production Music.

1. Description of Business

Warner Music Group Corp. (the “Company”) was formed on November 21, 2003. The Company is the direct parent of WMG Holdings Corp. (“Holdings”), which is the direct parent of WMG Acquisition Corp. (“Acquisition Corp.”). Acquisition Corp. is one of the world’s major music entertainment companies.

Acquisition of Warner Music Group by Access Industries

Pursuant to the Agreement and Plan of Merger, dated as of May 6, 2011 (the “Merger Agreement”), by and among the Company, AI Entertainment Holdings LLC (formerly Airplanes Music LLC), a Delaware limited liability company (“Parent”) and an affiliate of Access Industries, Inc. (“Access”), and Airplanes Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Parent (“Merger Sub”), on July 20, 2011 (the “Merger Closing Date”), Merger Sub merged with and into the Company with the Company surviving as a wholly owned subsidiary of Parent (the “Merger”). In connection with the Merger, the Company delisted its common stock from the New York Stock Exchange (the “NYSE”). The Company continues to voluntarily file with the U.S. Securities and Exchange Commission (the “SEC”) current and periodic reports that would be required to be filed with the SEC pursuant to Section 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as provided for in certain covenants contained in the instruments covering its outstanding indebtedness. All of the Company’s common stock is owned by affiliates of Access.

Recorded Music Operations

Our Recorded Music business primarily consists of the discovery and development of recording artists and the related marketing, promotion, distribution, sale and licensing of music created by such recording artists. We play an integral role in virtually all aspects of the recorded music value chain from discovering and developing talent to producing, distributing and selling music to marketing and promoting recording artists and their music.

In the United States, our Recorded Music business is conducted principally through our major record labels—Atlantic Records and Warner Records. In October 2018, we launched Elektra Music Group in the United States as a standalone label group, which comprises the Elektra, Fueled by Ramen and Roadrunner labels. Our Recorded Music business also includes Rhino Entertainment, a division that specializes in marketing our recorded music catalog through compilations, reissuances of previously released music and video titles and releasing previously unreleased material from our vault. We also conduct our Recorded Music business through a collection of additional record labels including Asylum, Big Beat, Canvasback, East West, Erato, FFRR, Nonesuch, Parlophone, Reprise, Sire, Spinnin’ Records, Warner Classics and Warner Music Nashville.

Outside the United States, our Recorded Music business is conducted in more than 60 countries through various subsidiaries, affiliates and non-affiliated licensees. Internationally, we engage in the same activities as in the United States: discovering and signing artists and distributing, selling, marketing and promoting their music. In most cases, we also market, promote, distribute and sell the music of those recording artists for whom our domestic record labels have international rights. In certain smaller markets, we license the right to distribute and sell our music to non-affiliated third-party record labels.

Our Recorded Music business’ distribution operations include Warner-Elektra-Atlantic Corporation (“WEA Corp.”), which markets, distributes and sells music and video products to retailers and wholesale distributors; Alternative Distribution Alliance (“ADA”), which markets, distributes and sells the products of independent labels to retail and wholesale distributors; and various distribution centers and ventures operated internationally.

In addition to our music being sold in physical retail outlets, our music is also sold in physical form to online physical retailers, such as Amazon.com, barnesandnoble.com and bestbuy.com, and distributed in digital form to an expanded universe of digital partners, including streaming services such as those of Amazon, Apple, Deezer, SoundCloud, Spotify, Tencent Music Entertainment Group and YouTube, radio services such as iHeart Radio and SiriusXM and download services such as Apple’s iTunes and Google Play.

We have integrated the marketing of digital content into all aspects of our business, including artists and repertoire (“A&R”) and distribution. Our business development executives work closely with A&R departments to ensure that while music is being produced, digital assets are also created with all distribution channels in mind, including streaming services, social networking sites, online portals and music-centered destinations. We also work side-by-side with our online and mobile partners to test new concepts. We believe existing and new digital businesses will be a significant source of growth and will provide new opportunities to successfully monetize our assets and create new revenue streams. The proportion of digital revenues attributable to each distribution channel varies by region and proportions may change as the introduction of new technologies continues. As one of the world’s largest music entertainment companies, we believe we are well positioned to take advantage of growth in digital distribution and emerging technologies to maximize the value of our assets.

We have diversified our revenues beyond our traditional businesses by entering into expanded-rights deals with recording artists in order to partner with such artists in other aspects of their careers. Under these agreements, we provide services to and participate in recording artists’ activities outside the traditional recorded music business such as touring, merchandising and sponsorships. We have built and acquired artist services capabilities and platforms for marketing and distributing this broader set of music-related rights and participating more widely in the monetization of the artist brands we help create. We believe that entering into expanded-rights deals and enhancing our artist services capabilities in areas such as merchandising, VIP ticketing, fan clubs, concert promotion and management has permitted us to diversify revenue streams and capitalize on other revenue opportunities. This provides for improved long-term relationships with our recording artists and allows us to more effectively connect recording artists and fans.

Music Publishing Operations

While Recorded Music is focused on marketing, promoting, distributing and licensing a particular recording of a musical composition, Music Publishing is an intellectual property business focused on generating revenue from uses of the musical composition itself. In return for promoting, placing, marketing and administering the creative output of a songwriter, or engaging in those activities for other rightsholders, our Music Publishing business garners a share of the revenues generated from use of the musical compositions.

The operations of our Music Publishing business are conducted principally through Warner Chappell Music, our global music publishing company headquartered in Los Angeles with operations in over 60 countries through various subsidiaries, affiliates and non-affiliated licensees. We own or control rights to more than 1.4 million musical compositions, including numerous pop hits, American standards, folk songs and motion picture and theatrical compositions. Assembled over decades, our award-winning catalog includes over 80,000 songwriters and composers and a diverse range of genres including pop, rock, jazz, classical, country, R&B, hip-hop, rap, reggae, Latin, folk, blues, symphonic, soul, Broadway, techno, alternative and gospel. Warner Chappell Music also administers the music and soundtracks of several third-party television and film producers and studios. We have an extensive production music catalog collectively branded as Warner Chappell Production Music.